SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
1555 Peachtree Street, N.E.
Suite1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-06536

          Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
(1)	Title of the class of Securities to be redeemed:

Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”).

(2)	Date on which the securities may be called or redeemed:

The single series ARPS will be redeemed on February 9, 2012.
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Preferred Shares.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

181 outstanding shares of ARPS

Such redemption of shares of outstanding ARPS shall be effected pro rata.

Please note that this notice serves only to disclose a proposed redemption of the ARPS.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of December 2011.

INVESCO VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

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